Consolidated Balance Sheets ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	$ 73,003	¥ 452,956	¥ 440,164
Prepaid expenses and other current assets	24	149	149
Other receivables (note 3)	1,374	8,527	7,682
Due from related parties (note 11)	52	322	401
Trading securities (notes 4 and 8)	4,937	30,632	36,569
Total current assets	79,390	492,586	484,965
Deposits paid for acquisition of investments (note 5)	20,513	127,278	127,278
Available-for-sale securities (notes 4 and 8)	3,181	19,737	20,630
Other assets	1	6	6
Total assets	103,085	639,607	632,879
Current liabilities:
Due to related parties (note 11)			287
Payables to securities brokers (note 12)	786	4,881	5,328
Accrued liabilities	341	2,119	2,519
Other taxes payable	444	2,753	2,753
Income taxes payable	3,626	22,496	22,095
Total current liabilities	5,197	32,249	32,982
Total liabilities	$ 5,197	¥ 32,249	¥ 32,982
Commitments and contingencies (note 9)
Shareholders' equity:
Common stock-par value US$0.01 per share (50,000,000 shares authorized; 9,017,310 shares issued and outstanding(note 7)	$ 124	¥ 770	¥ 770
Additional paid-in capital	161,325	1,000,958	1,000,958
Accumulated other comprehensive losses	(2,775)	(17,218)	(27,169)
Accumulated deficit	(60,786)	(377,152)	(374,662)
Total shareholders' equity	97,888	607,358	599,897
Total liabilities and shareholders' equity	$ 103,085	¥ 639,607	¥ 632,879